Equity accounted investments - Summary (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	R 7,323	R 7,148	R 8,471
Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	4,920	5,146	6,650	R 5,413
Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	1,260	1,247	1,160	1,086
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	766	660	578	R 649
Other equity-accounted investments
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	377	95	83
Glint
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	118	R 92	R 81
Mexican & Indian investments
EQUITY-ACCOUNTED INVESTMENTS
Total equity-accounted investments	R 258